CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (52,527)	$ (57,457)	$ (71,728)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	77	232	284
Change in fair value of derivative liability	4,899	7,117	(2,782)
Change in fair value of warrant liability			300
Loss on extinguishment of debt	86		22,700
Amortization of debt discount	151	240	3,006
Non-cash interest expense	260	351	1,731
Share-based compensation	4,179	4,224	3,244
Loss on disposal of asset		43
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(440)	(622)	1,214
Accounts payable	(59)	(6,140)	(1,503)
Accrued expenses, accrued interest payable and other current liabilities	(1,497)	(1,527)	(4,450)
Other assets	(100)
Net cash used in operating activities	(44,971)	(53,539)	(47,984)
Cash flows from investing activities:
Purchase of property and equipment	(67)	(35)	(130)
Payment for security deposit	250	(25)
Net cash used in investing activities	183	(60)	(130)
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable			5,000
Proceeds from venture debt issuance, net of costs	14,805
Proceeds from issuance of ordinary shares, net of commissions and underwriters' fees	8,975	23,437	8,913
Proceeds from development funding agreement	45,000	20,000
Proceeds from issuance from the IPO, net of commissions			79,105
Payment of debt issuance costs	(125)		(85)
Payment of offering costs	(408)	(337)	(2,151)
Principal payments on term debt	(9,111)	(7,482)	(2,805)
Proceeds from exercise of share options and warrant			50
Net cash provided by financing activities	59,136	35,618	88,027
Net increase (decrease) in cash and cash equivalents	14,348	(17,981)	39,913
Cash and cash equivalents, beginning of period	32,787	50,768	10,855
Cash and cash equivalents, end of period	47,135	32,787	50,768
Supplemental disclosure of noncash investing and financing activity:
Commitment shares issued to Lincoln Park		368
Issuance cost in accounts payable	58	147
Fair value of derivatives recorded in connection with the 2018 MVIL Note and 2018 New Investor Notes			1,256
Conversion of convertible preferred shares into ordinary shares			211,377
Conversion of convertible notes and accrued interest into ordinary shares			175,210
Reclassification of deferred offering cost to additional paid-in capital	251		447
Reclassification of Future Warrants to equity	4,017	1,962
Reclassification of warrant liability to equity			400
Supplemental cash flow information-cash paid for end of term charge	1,661
Supplemental cash flow information-cash paid for interest	$ 905	$ 1,195	$ 1,918